UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2012

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/12 (Unaudited)

CORPORATE BONDS AND NOTES (88.4%)(a)
		Principal amount	Value

Advertising and marketing services (0.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		$1,430,000	$1,022,450

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015		1,385,000	990,275

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018		560,000	618,800

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		640,000	678,400

			3,309,925
Automotive (1.8%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		2,135,000	2,252,425

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		3,340,000	3,690,871

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		615,000	676,517

Navistar International Corp. sr. notes 8 1/4s, 2021		3,764,000	3,580,505

Schaeffler Finance BV sr. sec. notes Ser. REGS, 8 3/4s, 2019 (Germany)	EUR	310,000	422,047

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)		$2,080,000	2,293,200

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)		565,000	613,025

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,000,000	1,319,406

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		$1,080,000	1,233,900

			16,081,896
Basic materials (6.0%)

Ardagh Glass Finance PLC sr. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)	EUR	280,000	382,831

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022		$610,000	611,525

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		2,960,000	2,812,000

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)		710,000	782,775

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		1,895,000	2,093,975

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016		1,390,000	1,417,800

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.468s, 2013 (Netherlands)		590,000	539,850

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019		1,515,000	1,643,775

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015		630,000	669,375

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		1,735,000	1,622,225

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)		860,000	825,600

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		930,000	925,350

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		15,000	14,775

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,020,000	1,910,584

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)		920,000	848,080

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,180,000	1,188,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.935s, 2014		610,000	573,400

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020		570,000	575,700

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		1,165,000	1,333,925

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		2,010,000	2,291,400

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)		1,710,000	1,812,600

INEOS Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)		830,000	873,575

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		375,000	383,438

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	1,250,000	1,407,525

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		$1,810,000	2,006,838

Louisiana-Pacific Corp. company guaranty sr. unsec unsub. notes 7 1/2s, 2020		805,000	873,425

LyondellBasell Industries NV sr. unsec. notes 6s, 2021 (Netherlands)		2,790,000	3,180,600

LyondellBasell Industries NV sr. unsec. unsub notes 5s, 2019 (Netherlands)		3,455,000	3,662,300

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024 (Netherlands)		1,915,000	2,168,737

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021	EUR	465,000	391,944

Momentive Performance Materials, Inc. notes 9s, 2021		$1,035,000	755,550

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020		485,000	487,425

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		920,000	968,300

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,030,000	1,151,025

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		1,600,000	1,612,000

Novelis, Inc. sr. unsec. notes company guaranty 8 3/8s, 2017		25,000	27,625

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		1,110,000	1,187,700

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)	EUR	100,000	135,381

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)		$1,147,000	1,161,338

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)		840,000	850,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015		80,000	81,600

Steel Dynamics, Inc. sr. unsec. notes company guaranty 7 5/8s, 2020		115,000	125,063

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022		270,000	279,450

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019		360,000	373,500

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020		1,965,000	2,073,075

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017		1,530,000	1,679,175

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020		1,800,000	1,818,000

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019		345,000	156,975

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019		150,000	118,500

			54,866,959
Broadcasting (1.8%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	690,288

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014		705,000	606,300

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec notes 7 5/8s, 2020		1,150,000	1,118,375

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017		275,000	297,687

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		1,450,000	1,575,063

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,685,000	1,592,325

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		1,590,000	1,741,050

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		1,600,000	1,728,000

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017		1,350,000	1,451,250

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		395,000	394,012

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		930,000	941,625

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		1,265,000	1,356,713

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013		1,030,000	1,144,587

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		1,580,000	1,745,900

			16,383,175
Building materials (1.6%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020		1,360,000	1,485,800

Building Materials Corp. 144A sr. notes 7s, 2020		640,000	692,800

Building Materials Corp. 144A sr. notes 6 7/8s, 2018		1,150,000	1,233,375

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		530,000	579,025

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		2,395,000	2,700,363

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		1,915,000	2,005,963

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		1,745,000	1,910,775

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		415,000	440,937

Owens Corning company guaranty sr. unsec. notes 9s, 2019		2,515,000	3,150,037

			14,199,075
Cable television (3.0%)

AMC Networks, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		415,000	472,062

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018		1,070,000	1,134,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		2,350,000	2,690,750

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	520,525

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018		1,020,000	1,106,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,085,000	1,163,662

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		660,000	653,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		975,000	1,081,030

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		1,050,000	1,136,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		1,545,000	1,672,462

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017		3,375,000	3,623,905

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021		950,000	1,026,000

DISH DBS Corp. company guaranty 7 1/8s, 2016		155,000	170,500

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,820,000	2,090,725

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		2,210,000	2,353,650

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015		35,000	35,744

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		775,000	862,188

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022		810,000	859,613

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	995,000	1,069,230

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		$735,000	795,285

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		1,105,000	1,171,300

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)	CAD	340,000	372,339

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		$406,000	453,705

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)		600,000	631,285

			27,146,885
Capital goods (6.0%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		1,688,000	1,810,380

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		2,585,000	2,833,806

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014		755,000	779,538

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)	EUR	211,125	239,800

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		$469,804	435,743

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	710,000	946,058

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)	EUR	480,000	639,588

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		$225,000	240,750

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. unsec notes 9 1/8s, 2020 (Ireland)		225,000	236,813

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		410,000	454,075

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		525,000	548,625

Ball Corp. company guaranty sr. unsec. notes 5s, 2022		455,000	477,750

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		1,295,000	1,398,600

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		705,000	780,788

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016		880,000	906,400

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		755,000	849,375

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s, 2022 (Canada)		485,000	491,063

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		2,135,000	2,316,475

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020		940,000	984,650

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	370,000	510,091

Exide Technologies sr. notes 8 5/8s, 2018		$1,135,000	929,281

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		2,634,000	2,805,210

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,065,000	3,945,640

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015		330,000	341,963

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020		180,000	200,700

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		2,555,000	2,337,825

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		2,750,000	2,956,250

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)		1,865,000	1,945,525

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 7/8s, 2019		985,000	1,089,656

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 3/4s, 2016		780,000	815,100

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019		580,000	624,950

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		1,465,000	1,545,575

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019		635,000	645,319

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		440,000	432,300

Ryerson Holding Corp. sr. disc. notes zero %, 2015		1,795,000	919,938

Ryerson, Inc. company guaranty sr. notes 12s, 2015		3,140,000	3,194,950

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018		625,000	681,250

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		1,620,000	1,765,800

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016		775,000	873,503

Terex Corp. sr. unsec. sub. notes 8s, 2017		1,774,000	1,858,265

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		2,790,000	2,915,550

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017		1,595,000	1,754,500

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		1,900,000	2,116,125

			54,575,543
Coal (1.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		460,000	411,700

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		1,175,000	1,060,438

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020		540,000	488,700

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019		1,215,000	1,099,575

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		4,055,000	4,369,263

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		1,835,000	1,977,213

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019		325,000	192,969

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016		1,165,000	1,301,888

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		150,000	155,250

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018		225,000	230,063

			11,287,059
Commercial and consumer services (2.1%)

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)		360,000	368,554

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		700,000	728,000

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015		570,000	587,100

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		3,360,000	3,788,400

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		2,258,000	2,355,376

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		1,360,000	1,499,400

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,115,000	1,159,600

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019		2,155,000	2,149,613

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019		585,000	576,225

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		2,680,000	2,636,450

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		1,035,000	1,084,163

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		840,000	312,900

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014		65,000	51,675

Travelport, LLC 144A sr. notes 6.461s, 2016(PIK)		1,623,525	1,254,173

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016		775,000	550,250

			19,101,879
Consumer (0.7%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		605,000	649,619

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020	EUR	250,000	334,657

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020		$1,240,000	1,331,450

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018		1,565,000	1,786,056

Spectrum Brands Holdings, Inc. 144A company guaranty sr. notes 9 1/2s, 2018		690,000	787,463

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020		1,330,000	1,396,500

			6,285,745
Consumer staples (6.4%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	528,750

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		1,530,000	1,698,300

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		1,278,000	1,314,755

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019		430,000	464,400

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		550,000	633,875

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018		990,000	1,061,775

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)		898,374	1,002,810

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		1,040,000	897,000

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015		74,494	64,810

Claire's Stores, Inc. 144A sr. notes 9s, 2019		1,380,000	1,431,750

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		1,935,000	2,205,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		735,000	825,956

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023		360,000	366,300

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		2,270,000	2,448,763

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018		1,730,000	1,928,950

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018		640,000	714,400

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		1,830,000	1,942,088

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019		640,000	636,800

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		3,436,000	3,856,910

Dole Food Co. sr. notes 13 7/8s, 2014		441,000	496,125

Dole Food Co. 144A sr. notes 8s, 2016		841,000	878,845

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,415,000	1,570,650

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018		570,000	614,888

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	1,450,000	1,982,664

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014		$585,000	659,588

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020		540,000	515,700

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021		2,265,000	2,072,475

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020		975,000	1,027,406

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020		960,000	1,023,600

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018		715,000	790,075

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022		1,120,000	1,180,200

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		1,840,000	2,019,400

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015		1,400,000	1,484,000

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	580,663

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		1,340,000	1,376,850

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017		2,370,000	2,444,063

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		1,380,000	1,417,950

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		445,000	500,625

Service Corporation International sr. notes 7s, 2019		660,000	722,700

Service Corporation International sr. notes 7s, 2017		205,000	233,700

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,225,550

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,245,000	1,277,681

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		1,125,000	1,192,500

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018		460,000	486,450

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022		685,000	739,800

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019		2,235,000	2,514,375

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		725,000	735,875

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,240,000	1,227,600

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020		435,000	460,556

			58,476,846
Distributors (0.2%)

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019		1,600,000	1,736,000

			1,736,000
Energy (oil field) (1.0%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		1,550,000	1,600,375

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,420,000	1,444,850

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		365,000	369,563

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		2,285,000	2,524,925

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		2,080,000	2,298,400

SESI, LLC company guaranty sr. unsec. notes 7 1/8s, 2021		760,000	845,500

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)		325,000	349,375

			9,432,988
Entertainment (0.8%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		2,635,000	2,911,675

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019		820,000	876,375

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		255,000	289,425

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019		160,000	179,200

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		805,000	899,588

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018		2,015,000	2,246,725

			7,402,988
Financials (8.6%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 6.523s, Perpetual maturity		2,605,000	2,422,650

ACE Cash Express, Inc. 144A sr. notes 11s, 2019		975,000	904,313

Air Lease Corp. 144A sr. notes 5 5/8s, 2017		1,385,000	1,379,806

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		1,235,000	1,334,426

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015		1,825,000	2,025,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	930,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,620,000	2,999,900

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017		575,000	595,125

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014		821,000	806,928

Ally Financial, Inc. unsec. sub. notes 8s, 2018		905,000	1,015,863

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068		1,355,000	1,617,531

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037		1,365,000	1,375,238

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		885,000	966,863

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017		990,000	1,113,750

CIT Group, Inc. sr. unsec. notes 5s, 2022		1,435,000	1,445,872

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,145,000	1,192,231

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		1,505,000	1,568,963

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017		915,000	953,888

CIT Group, Inc. 144A bonds 7s, 2017		1,374,017	1,375,391

CIT Group, Inc. 144A bonds 7s, 2016		777,000	778,943

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,401,263

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		1,975,000	2,058,938

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019	EUR	565,000	628,320

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		$680,000	693,600

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018		1,190,000	1,301,563

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019		1,675,000	1,645,688

Dresdner Funding Trust I 144A bonds 8.151s, 2031		2,550,000	2,213,400

E*Trade Financial Corp. sr. notes 6 3/4s, 2016		740,000	769,600

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017		960,000	1,095,600

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, Perpetual maturity (Jersey)		2,385,000	1,729,602

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,650,000	1,627,892

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		650,000	516,899

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015		555,000	570,263

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018		3,215,000	3,423,975

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		440,000	459,800

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		1,695,000	1,690,763

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		630,000	652,050

iStar Financial, Inc. sr. unsec. unsub. notes 9s, 2017(R)		1,255,000	1,295,788

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		970,000	1,026,988

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037		195,000	182,813

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		640,000	696,000

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		915,000	965,325

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		810,000	904,163

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019		410,000	451,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019		270,000	295,650

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022		1,215,000	1,287,900

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020		685,000	722,675

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015		970,000	986,975

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017		2,270,000	2,411,875

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		790,000	799,875

Regions Bank unsec. sub. notes 7 1/2s, 2018		850,000	990,250

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047		1,150,000	1,109,750

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)		2,855,000	2,797,900

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, Perpetual maturity (United Kingdom)		3,450,000	3,243,000

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)		430,000	465,200

SLM Corp. sr. notes Ser. MTN, 8s, 2020		885,000	1,002,263

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		3,495,000	4,036,725

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		4,215,000	3,466,838

			78,421,750
Gaming and lottery (2.8%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		1,960,000	2,048,200

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		1,517,000	955,710

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		3,725,000	4,013,688

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,150,000	1,145,688

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	2,210,000	2,275,981

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		$1,145,000	1,216,563

Isle of Capri Casinos, Inc. 144A company guaranty sr. sub. notes 8 7/8s, 2020		1,100,000	1,130,250

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)		1,995,000	179,550

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)		3,878,496	3,985,155

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019		385,000	429,756

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017		410,000	447,925

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		1,295,000	1,372,700

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,825,000	2,080,500

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020		885,000	988,988

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		3,086,000	3,271,160

			25,541,814
Health care (7.0%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,248,000

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017		1,980,000	2,095,088

Biomet, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017		200,000	213,750

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020		1,000,000	1,037,500

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017		1,785,000	1,894,331

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019	EUR	1,690,000	2,363,822

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		$1,350,000	1,393,875

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019		1,840,000	1,987,200

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		930,000	971,850

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	817,552

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$3,510,000	3,738,150

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)		2,070,000	2,245,950

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019		1,065,000	1,136,888

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019		895,000	966,600

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,315,000	1,405,406

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		1,505,000	1,655,500

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017		335,000	361,800

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		2,865,000	3,230,288

HCA, Inc. sr. notes 6 1/2s, 2020		4,890,000	5,379,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	454,075

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		2,730,000	2,805,075

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020		405,000	428,794

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		3,015,000	2,875,556

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		1,675,000	1,867,625

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018		3,310,000	3,367,925

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019		1,610,000	1,461,075

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,515,000	1,666,500

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,070,063

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		2,220,000	2,264,400

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015		577,149	587,249

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,214,450

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018		560,000	644,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,850,000	3,106,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		775,000	881,563

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020		1,140,000	1,224,075

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	258,750

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,480,000	1,557,700

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 1/2s, 2016		1,185,000	1,250,175

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		580,000	616,250

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016		59,000	41,743

			63,786,093
Homebuilding (2.1%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015		1,325,000	1,323,344

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018		190,000	186,200

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019		540,000	527,850

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016		1,025,000	1,045,500

Beazer Homes USA, Inc. 144A company guaranty sr. notes 6 5/8s, 2018		750,000	766,875

KB Home company guaranty sr. unsec. unsub. notes 7 1/2s, 2022		180,000	185,400

Lennar Corp. 144A company guaranty sr. notes 4 3/4s, 2017		460,000	457,700

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		2,850,000	3,031,688

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		2,070,000	2,297,700

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		995,000	985,050

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014		590,000	607,700

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015		880,000	880,000

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017		2,240,000	2,380,000

Realogy Corp. 144A company guaranty sr. notes 9s, 2020		350,000	377,125

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		615,000	633,450

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		525,000	572,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		440,000	468,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020		2,310,000	2,442,825

			19,169,257
Household furniture and appliances (0.1%)

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016		699,000	759,289

			759,289
Lodging/Tourism (1.7%)

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022		650,000	697,125

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)		2,331,418	2,471,303

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016		800,000	850,000

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		2,324,000	2,666,790

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		2,115,000	2,268,338

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)		445,000	457,238

MGM Resorts International company guaranty sr. notes 9s, 2020		140,000	156,275

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		535,000	548,375

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015		1,985,000	2,069,363

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		915,000	926,438

MGM Resorts International sr. notes 10 3/8s, 2014		260,000	295,100

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019		1,440,000	1,533,600

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016		745,000	789,700

			15,729,645
Media (0.4%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		1,405,000	927,300

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)		2,355,000	2,649,375

			3,576,675
Oil and gas (10.3%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		580,000	593,050

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		500,000	518,750

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		230,000	308,113

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		1,035,000	1,197,374

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040		690,000	838,268

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015 (In default)(NON)		670,000	174,200

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		1,020,000	1,088,850

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017		1,290,000	1,348,050

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		3,729,000	3,980,708

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,235,000	1,401,725

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,700,000	1,853,000

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017		220,000	226,050

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	485,000	593,562

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		$1,625,000	1,783,438

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019		335,000	337,513

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,650,000	1,584,000

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017		1,090,000	1,110,438

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,570,000	1,695,600

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		450,000	465,750

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		730,000	753,725

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		1,410,000	1,128,000

Continental Resources, Inc. company guaranty sr. unsec notes 5s, 2022		1,550,000	1,619,750

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2022		1,350,000	1,407,375

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		3,130,000	3,341,275

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022		555,000	552,225

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016		330,000	358,050

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		1,240,000	1,404,300

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	886,875

Encore Acquisition Co. company guaranty sr. sub. notes 9 1/2s, 2016		285,000	310,650

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		3,565,000	3,226,325

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017		1,370,000	1,469,325

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021		860,000	842,800

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019		1,045,000	1,013,650

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		2,380,000	2,308,600

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017		140,000	144,200

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		1,820,000	1,883,700

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019		2,480,000	2,635,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		555,000	596,625

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		2,130,000	2,417,550

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)		650,000	572,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		2,150,000	2,262,875

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)		560,000	583,800

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016		1,980,000	1,386,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,350,000	1,471,500

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		360,000	380,700

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		775,000	840,875

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec. notes 8s, 2020		1,390,000	1,417,800

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		930,000	950,925

PDC Energy, Inc. company guaranty sr. unsec. notes 12s, 2018		2,555,000	2,746,625

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		2,660,000	2,719,850

Plains Exploration & Production Co. company guaranty sr. unsec. notes 7 5/8s, 2018		300,000	322,500

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		2,525,000	2,727,000

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015		565,000	535,338

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		1,265,000	1,239,700

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	702,400

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		640,000	666,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		2,400,000	2,646,000

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,625,000	2,808,750

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020		3,415,000	3,517,450

SandRidge Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2016		570,000	625,575

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021		40,000	40,500

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018		3,285,000	3,424,613

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		715,000	747,175

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		690,000	721,050

SM Energy Co. 144A sr. notes 6 1/2s, 2023		280,000	292,600

Suburban Propane Partners LP/Suburban Energy Finance Corp. 144A sr. unsec. notes 7 3/8s, 2021		1,135,000	1,197,425

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		415,000	420,188

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021		930,000	943,950

Whiting Petroleum Corp. company guaranty 7s, 2014		1,245,000	1,329,038

Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,113,000	1,416,482

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	434,771

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		555,000	588,300

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,070,000	2,178,675

			94,257,269
Publishing (0.2%)

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		1,820,000	1,656,200

			1,656,200
Regional Bells (0.8%)

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018		2,100,000	2,123,625

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017		655,000	700,850

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		535,000	609,900

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		1,295,000	1,443,925

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		905,000	1,009,075

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		1,160,000	1,290,500

			7,177,875
Retail (3.3%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		995,000	1,094,500

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022		1,155,000	1,235,850

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	566,863

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		450,000	477,563

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017		2,830,000	2,292,300

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019		1,475,000	1,589,313

J Crew Group, Inc. company guaranty sr. unsec. notes 8 1/8s, 2019		1,620,000	1,694,925

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		1,300,000	1,459,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022		685,000	723,531

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016		1,455,000	1,692,425

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2015		545,000	640,278

Michaels Stores, Inc. company guaranty 11 3/8s, 2016		2,205,000	2,318,028

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		1,890,000	1,920,713

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015		345,000	354,060

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022		1,350,000	1,377,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		870,000	967,875

QVC Inc. 144A sr. notes 7 1/2s, 2019		1,280,000	1,418,258

QVC Inc. 144A sr. notes 7 3/8s, 2020		885,000	986,129

Sears Holdings Corp. company guaranty 6 5/8s, 2018		775,000	699,438

Toys R Us, Inc. 144A sr. unsec. notes 10 3/8s, 2017		460,000	460,575

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016		365,000	367,738

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017		1,420,000	1,537,150

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017		2,040,000	2,249,100

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)		1,590,000	1,655,588

			29,778,450
Technology (4.7%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020		2,535,000	2,585,700

Advanced Micro Devices, Inc. 144A sr. unsec. notes 7 1/2s, 2022		255,000	251,175

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029		1,670,000	1,077,150

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		1,095,000	949,913

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		2,075,000	1,898,625

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,281,350	2,258,537

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,760,000	1,729,200

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		905,000	972,875

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019		840,000	865,200

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		880,000	985,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		590,000	649,000

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		2,625,000	2,657,813

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015		968,138	992,341

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016		1,460,000	1,401,600

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		3,345,000	3,315,731

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		1,790,000	1,848,175

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		1,409,000	1,507,630

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018		654,000	714,495

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,692,000	2,914,090

Infor (US), Inc. 144A sr. notes 11 1/2s, 2018		1,160,000	1,322,400

Infor (US), Inc. 144A sr. notes 9 3/8s, 2019		870,000	941,775

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019		630,000	705,600

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020		75,000	80,250

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		540,000	596,700

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015		899,000	683,240

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)		1,885,000	2,153,613

Seagate HDD Cayman company guaranty sr. unsec. notes 7s, 2021 (Cayman Islands)		1,055,000	1,128,850

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)		905,000	993,238

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015		1,027,000	1,051,391

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		1,415,000	1,517,588

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		1,930,000	2,084,400

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		84,000	89,565

			42,923,460
Telecommunications (7.3%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017		710,000	651,425

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		1,205,000	1,192,950

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		525,000	517,125

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		570,000	619,875

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)		925,000	999,000

Digicel Group, Ltd. 144A sr. unsec. unsub. notes 8 7/8s, 2015 (Jamaica)		1,310,000	1,326,375

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,195,000	1,266,700

Equinix, Inc. sr. unsec. notes 7s, 2021		940,000	1,055,150

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,750,000	1,874,688

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		2,005,000	2,215,525

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,170,000	1,269,450

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)		1,150,000	1,239,125

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)		7,401,093	7,771,148

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)		3,165,000	3,323,250

Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		290,000	302,688

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019		1,035,000	1,133,325

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		1,210,000	1,294,700

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		270,000	282,825

Level 3 Financing, Inc. 144A company guaranty sr. unsec unsub. notes 7s, 2020		960,000	955,200

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		2,325,000	2,493,563

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014		1,316,000	1,319,290

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016		685,000	662,738

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		835,000	678,438

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021		2,450,000	1,880,375

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017		915,000	990,488

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		2,320,000	2,627,400

Qwest Corp. notes 6 3/4s, 2021		1,735,000	2,052,615

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,135,000	1,334,005

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		800,000	888,000

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		465,000	485,925

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,150,000	2,850,750

Sprint Nextel Corp. sr. notes 9 1/8s, 2017		1,315,000	1,472,800

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,065,000	2,271,500

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		3,125,000	3,187,500

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		1,035,000	1,059,581

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018		3,275,000	3,860,406

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	795,000	896,216

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$1,415,000	1,301,800

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)		550,000	503,250

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)		588,687	412,081

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		505,000	537,825

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		2,290,000	2,490,375

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		925,000	971,250

			66,518,695
Telephone (0.4%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020		2,575,000	2,497,750

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016		1,460,000	1,540,300

			4,038,050
Textiles (0.3%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		1,110,000	1,204,350

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		980,000	1,092,700

			2,297,050
Transportation (1.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		3,445,000	3,630,169

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		2,265,000	2,451,863

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		2,450,000	2,499,000

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		2,475,000	2,716,313

Western Express, Inc. 144A sr. notes 12 1/2s, 2015		1,110,000	754,800

			12,052,145
Utilities and power (4.4%)

AES Corp. (The) sr. unsec. notes 8s, 2020		520,000	605,800

AES Corp. (The) sr. unsec. unsub notes 7 3/8s, 2021		1,977,000	2,263,665

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,855,000	2,165,712

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		1,440,000	1,620,000

Calpine Corp. 144A sr. notes 7 1/4s, 2017		2,707,000	2,896,490

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)		1,430,000	1,632,713

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016		2,090,000	2,299,000

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		755,000	398,262

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		1,105,000	618,800

Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,035,000	540,788

Edison Mission Energy sr. unsec. notes 7s, 2017		45,000	23,625

El Paso Corp. sr. unsec. notes 7s, 2017		1,160,000	1,326,822

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	835,425

El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	1,009,853

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020		560,000	617,400

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		1,870,000	2,099,075

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		1,995,000	2,294,250

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019		625,000	670,312

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020		2,985,000	3,246,187

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022		430,000	431,075

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031		405,000	419,175

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		2,330,000	2,554,262

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	418,950

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		230,000	257,600

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019		655,000	723,775

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		4,195,000	4,488,650

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	278,200

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		935,000	1,079,801

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		166,000	189,863

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		305,000	403,495

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021		1,660,000	616,275

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)		2,806,928	631,559

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		745,000	599,725

			40,256,584

Total corporate bonds and notes (cost $777,996,351)			$808,227,264

SENIOR LOANS (5.8%)(a)(c)
		Principal amount	Value

Broadcasting (0.5%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.646s, 2014		$684,065	$640,797

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.896s, 2016		2,019,084	1,562,035

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019		1,000,000	1,005,000

Univision Communications, Inc. bank term loan FRN 4.496s, 2017		971,239	938,460

			4,146,292
Capital goods (0.2%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018		1,565,000	1,588,475

			1,588,475
Commercial and consumer services (0.2%)

Compucom Systems, Inc. bank term loan FRN 3 3/4s, 2014		378,864	375,075

Travelport, LLC bank term loan FRN 11s, 2015		835,000	845,437

Travelport, LLC bank term loan FRN Ser. B, 4.961s, 2015		661,585	608,106

Travelport, LLC bank term loan FRN Ser. S, 4.961s, 2015		208,415	191,567

			2,020,185
Communication services (0.5%)

Asurion Corp. bank term loan FRN 9s, 2019		267,516	276,344

Asurion Corp., bank term loan FRN 11s, 2019		1,255,000	1,332,392

Wideopenwest Finance, LLC bank term loan FRN 6 1/4s, 2018		2,610,000	2,608,369

			4,217,105
Consumer cyclicals (0.7%)

Octavius, LLC bank term loan FRN Ser. B, 9 1/4s, 2017		500,000	485,937

Thomson Learning bank term loan FRN Ser. B, 2 1/2s, 2014		1,109,504	1,019,665

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		74,436	75,626

Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s, 2014(PIK)		747,039	708,440

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3 1/4s, 2014(PIK)		425,231	403,260

Goodman Global, Inc. bank term loan FRN 9s, 2017		1,546,364	1,569,558

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017		635,000	637,580

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		1,130,000	1,129,293

			6,029,359
Consumer staples (0.6%)

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014		1,072,033	1,051,932

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		469,792	463,331

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017		1,890,263	1,907,983

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		1,707,750	1,702,146

Rite Aid Corp. bank term loan FRN Ser. B, 1.997s, 2014		113,127	111,486

			5,236,878
Energy (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		1,366,573	1,198,680

			1,198,680
Financials (0.7%)

Springleaf Financial bank term loan FRN Ser. B, 5 1/2s, 2017		1,210,000	1,165,705

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		423,661	425,426

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2017		787,776	789,745

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017		365,000	371,691

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014		1,265,000	1,267,371

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019		2,365,000	2,378,795

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.956s, 2017		423,476	424,322

			6,823,055
Gaming and lottery (0.6%)

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016		482,625	492,126

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.486s, 2018		3,631,000	3,187,211

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017		2,013,481	1,997,540

			5,676,877
Health care (0.6%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015		1,741,993	1,746,347

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018		1,432,059	1,430,566

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		471,875	467,155

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018		1,129,325	1,141,795

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)		500,000	502,500

			5,288,363
Homebuilding (0.2%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017		1,820,000	1,845,025

			1,845,025
Oil and gas (0.1%)

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017		1,355,000	1,358,150

			1,358,150
Retail (—%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017		409,118	408,797

			408,797
Technology (0.2%)

First Data Corp. bank term loan FRN 5.247s, 2017		655,000	640,262

Lawson Software bank term loan FRN Ser. B, 6 1/4s, 2018		1,122,188	1,133,408

			1,773,670
Telecommunications (0.1%)

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019		1,085,000	1,083,869

			1,083,869
Utilities and power (0.5%)

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016		441,663	461,536

Dynegy, Inc. bank term loan FRN 9 1/4s, 2016		109,175	112,956

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.769s, 2017		5,958,299	4,028,470

			4,602,962

Total senior loans (cost $54,841,711)			$53,297,742

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
		Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031		$1,058,000	$1,052,710

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017		860,000	953,567

Exide Technologies cv. sr. sub. notes FRN zero %, 2013		1,386,000	1,216,215

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		700,000	957,250

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (Zero%, 3/1/16) 2026(STP)		2,395,000	2,104,606

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014		360,000	322,200

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		373,000	397,710

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015		550,000	904,640

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		489,000	760,088

Total convertible bonds and notes (cost $7,612,483)			$8,668,986

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)		$6,684,836	$756,596

Total asset-backed securities (cost $—)			$756,596

SHORT-TERM INVESTMENTS (2.8%)(a)
		Shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)		26,052,420	$26,052,420

Total short-term investments (cost $26,052,420)			$26,052,420

TOTAL INVESTMENTS

Total investments (cost $866,502,965)(b)			$897,003,008

FORWARD CURRENCY CONTRACTS at 8/31/12 (aggregate face value $17,800,406) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	9/20/12	$507,061	$498,554	$(8,507)
	Euro	Sell	9/20/12	3,651,945	3,578,006	(73,939)
Barclays Bank PLC
	Euro	Sell	9/20/12	1,392,469	1,363,324	(29,145)
Citibank, N.A.
	Euro	Sell	9/20/12	91,204	89,247	(1,957)
Credit Suisse AG
	Euro	Sell	9/20/12	1,303,152	1,275,193	(27,959)
Deutsche Bank AG
	Euro	Sell	9/20/12	642,707	622,276	(20,431)
Goldman Sachs International
	Euro	Sell	9/20/12	1,526,068	1,494,861	(31,207)
HSBC Bank USA, National Association
	Euro	Sell	9/20/12	567,228	555,725	(11,503)
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	9/20/12	534,949	526,395	(8,554)
	Euro	Sell	9/20/12	1,613,875	1,580,526	(33,349)
Royal Bank of Scotland PLC (The)
	Euro	Sell	9/20/12	250,088	245,021	(5,067)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	9/20/12	2,241,208	2,203,895	(37,313)
	Euro	Sell	9/20/12	2,460,502	2,410,021	(50,481)
UBS AG
	Euro	Sell	9/20/12	1,133,197	1,109,813	(23,384)
Westpac Banking Corp.
	Canadian Dollar	Sell	9/20/12	251,603	247,549	(4,054)

Total						$(366,850)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2011 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $914,735,268.
(b)	The aggregate identified cost on a tax basis is $866,513,740, resulting in gross unrealized appreciation and depreciation of $51,022,434 and $20,533,166, respectively, or net unrealized appreciation of $30,489,268.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $25,924 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $185,973,902 and $197,987,325, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $394,197 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $366,850 on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$756,596
Convertible bonds and notes	—	8,668,986	—
Corporate bonds and notes	—	808,227,264	—
Senior loans	—	53,297,742	—
Short-term investments	26,052,420	—	—

Totals by level	$26,052,420	$870,193,992	$756,596

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(366,850)	$—

Totals by level	$—	$(366,850)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$366,850

Total	$—	$366,850

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012